Subsequent Events	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022
Subsequent Events [Abstract]
Subsequent Events
Note 10 — Subsequent Events
The Company evaluated subsequent events and transactions that occurred after the condensed balance sheet date up to the date that the condensed financial statements were issued. Based upon this review, the Company, other than as previously described herein or listed below, did not identify any subsequent events that would have required adjustment or disclosure in the financial statements.
On October 13, 2023 and November 6, 2023, the Company filed
amendments
to the Proxy Statement for the purpose of addressing SEC Staff comments.

NOTE 11 — SUBSEQUENT EVENTS
The Company evaluated subsequent events and transactions that occurred after the balance sheet date up to the date that the financial statements were issued. Based upon this review, the Company, other than as previously described herein or listed below, did not identify any subsequent events that would have required adjustment or disclosure in the financial statements.
Q1 2023 Promissory Note
. On February 6, 2023, the Company issued an unsecured promissory note to the Sponsor (the “Q1 2023 Promissory Note”), pursuant to which the Company may borrow up to an aggregate principal amount of $535,000
. The Q1 2023 Promissory Note is
non-interest
bearing and payable on the consummation of the Company’s Business Combination. On February 7, 2023, the Q1 2023 Promissory Note was fully drawn down by the Company.
Trust Account Liquidation
. On February 21, 2023, to mitigate the risk of us being deemed to have been operating as an unregistered investment company (including under the subjective test of Section 3(a)(1)(A) of the Investment Company Act), the investments in U.S. government securities or money market funds held in the Trust Account were liquidated to thereafter be held in cash (which may include an interest bearing demand deposit account at a national bank) until earlier of: (i) the completion of a Business Combination and (ii) the distribution of the funds in the Trust Account to the Company’s stockholders.
Extension Amendment
. On February 27, 2023, at a special meeting of stockholders, the Company’s stockholders voted to approve an amendment (the “Extension Amendment Proposal”) to the amended and restated certificate of incorporation to extend the date by which the Company must complete a business combination (the “Extension”) from March 1, 2023 to September 1, 2023 (the “Extended Date”). In connection with the Extension, stockholders holding 20,317,255 shares of Class A Common Stock exercised their right to redeem such shares for a pro rata portion of the funds in the Trust Account, representing approximately 70.67% of our issued and outstanding Class A ordinary shares. As a result, $206,121,060 (approximately $10.15 per share) was removed from the Trust Account to pay such redeeming holders on March 2, 2023.
Amended Letter Agreement
. On March 24, 2023, the Company entered into an amended Letter Agreement, which amended that certain Letter Agreement, dated as of February 24, 2021, by and among the Company, Flame Acquisition Sponsor LLC, FL
Co-Investment
LLC, Intrepid Financial Partners L.L.C., to increase the amount of convertible promissory notes allowed from up to
 $
1,500,000
to up to $
3,500,000
.
Promissory Note Amendments
. On March 28, 2023, the Company and Flame Acquisition Sponsor LLC entered into amendments to each of the Q3 2022 Promissory Note, Q4 2022 Promissory Note and Q1 2023 Promissory Note, pursuant to which loans made under such notes are, at the lender’s discretion, convertible into warrants of the post-Business Combination entity at a price of $1.00 per warrant.
On February 27, 2023, in connection with the Extension, the Company filed an amendment (the “Extension Amendment”) to its Amended and Restated Certificate of Incorporation with the Secretary of State of the State of Delaware. The Extension Amendment extends the date by which the Company must consummate its initial business combination from March 1, 2023 to September 1, 2023.